Restructuring Actions and Exit Activities (Details) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) item	Mar. 31, 2017 USD ($)	Dec. 31, 2015 item	Dec. 31, 2015 USD ($)
Employee-Related
Restructuring Cost and Reserve
Pre-tax charge related to exit activities	$ 23		$ 24
2017 Restructuring Actions
Restructuring Cost and Reserve
Restructuring and related cost, number of positions affected | item		1,300
Restructuring charges		$ 99
2017 Restructuring Actions | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		99
2017 Restructuring Actions | Corporate and Unallocated | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		6
2017 Restructuring Actions | Cost of Sales
Restructuring Cost and Reserve
Restructuring charges		86
2017 Restructuring Actions | Selling, general and administrative expenses
Restructuring Cost and Reserve
Restructuring charges		5
2017 Restructuring Actions | Research, development and related expenses
Restructuring Cost and Reserve
Restructuring charges		8
2017 Restructuring Actions | Industrial | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		39
2017 Restructuring Actions | Safety and Graphics | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		9
2017 Restructuring Actions | Health Care | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		2
2017 Restructuring Actions | Electronics and Energy | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		7
2017 Restructuring Actions | Consumer | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges		$ 36
2015 Restructuring Actions
Restructuring Cost and Reserve
Restructuring and related cost, number of positions affected | item				1,700
Restructuring charges					$ 114
2015 Restructuring Actions | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					98
2015 Restructuring Actions | Asset-Related
Restructuring Cost and Reserve
Restructuring charges					16
2015 Restructuring Actions | Corporate and Unallocated
Restructuring Cost and Reserve
Restructuring charges					37
2015 Restructuring Actions | Corporate and Unallocated | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					37
2015 Restructuring Actions | Cost of Sales
Restructuring Cost and Reserve
Restructuring charges					40
2015 Restructuring Actions | Selling, general and administrative expenses
Restructuring Cost and Reserve
Restructuring charges					62
2015 Restructuring Actions | Research, development and related expenses
Restructuring Cost and Reserve
Restructuring charges					12
2015 Restructuring Actions | Industrial | Business Segments
Restructuring Cost and Reserve
Restructuring charges					42
2015 Restructuring Actions | Industrial | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					30
2015 Restructuring Actions | Industrial | Business Segments | Asset-Related
Restructuring Cost and Reserve
Restructuring charges					12
2015 Restructuring Actions | Safety and Graphics | Business Segments
Restructuring Cost and Reserve
Restructuring charges					11
2015 Restructuring Actions | Safety and Graphics | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					11
2015 Restructuring Actions | Health Care | Business Segments
Restructuring Cost and Reserve
Restructuring charges					9
2015 Restructuring Actions | Health Care | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					9
2015 Restructuring Actions | Electronics and Energy | Business Segments
Restructuring Cost and Reserve
Restructuring charges					12
2015 Restructuring Actions | Electronics and Energy | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					8
2015 Restructuring Actions | Electronics and Energy | Business Segments | Asset-Related
Restructuring Cost and Reserve
Restructuring charges					4
2015 Restructuring Actions | Consumer | Business Segments
Restructuring Cost and Reserve
Restructuring charges					3
2015 Restructuring Actions | Consumer | Business Segments | Employee-Related
Restructuring Cost and Reserve
Restructuring charges					$ 3